SCHEDULE OF SALES BY GEOGRAPHICAL REGION (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 325,532	$ 301,978	$ 1,401,624	$ 1,111,808	$ 1,965,441	$ 2,632,442	$ 901,162
United state of america [member]
IfrsStatementLineItems [Line Items]
Revenue	295,627	289,670	1,319,868	1,079,617	1,238,259	1,656,215	512,094
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 29,905	$ 12,308	$ 81,756	$ 32,191	$ 727,182	$ 976,227	$ 389,068